Leases - Summary of Movements in Right of Use Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	$ 2,809	$ 2,361
Additions	593	542
Remeasurements of index-linked freight contracts	230	53
Depreciation expensed during the period	(717)	(533)
Impairments for the year	(140)
Divestment of subsidiaries and operations	(70)
Transfers and other movements	3	(37)
At the end of the financial year	2,708	2,809
OZ Minerals Limited [member]
Disclosure of quantitative information about right-of-use assets [line items]
Acquisition of subsidiaries and operations		423
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	4,846
At the end of the financial year	5,221	4,846
Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	(2,037)
At the end of the financial year	(2,513)	(2,037)
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	573	452
Additions	26	192
Depreciation expensed during the period	(79)	(71)
Divestment of subsidiaries and operations	(30)
At the end of the financial year	490	573
Land and buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	758
At the end of the financial year	742	758
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	(185)
At the end of the financial year	(252)	(185)
Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	2,236	1,909
Additions	567	350
Remeasurements of index-linked freight contracts	230	53
Depreciation expensed during the period	(638)	(462)
Impairments for the year	(140)
Divestment of subsidiaries and operations	(40)
Transfers and other movements	3	(37)
At the end of the financial year	2,218	2,236
Plant and equipment [member] | OZ Minerals Limited [member]
Disclosure of quantitative information about right-of-use assets [line items]
Acquisition of subsidiaries and operations		423
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	4,088
At the end of the financial year	4,479	4,088
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	(1,852)
At the end of the financial year	$ (2,261)	$ (1,852)